Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
Profit for the year	$ 1,290.5	$ 726.3	$ 721.7
Other comprehensive income, net of tax	(169.3)	(77.1)	(185.3)
Items that will not be reclassified to profit or loss	(12.4)	37.9	(51.2)
Equity investments from continuing operations at FVOCI – Net change in fair value	(13.3)	(1.2)	(17.1)
Taxation on above items	(6.9)	(0.3)	0.1
Items that may be reclassified subsequently to profit or loss	(156.9)	(115.0)	(134.1)
Foreign currency translation adjustments	(156.9)	(115.0)	(134.1)
Total comprehensive income for the year	1,121.2	649.2	536.4
Attributable to:
– Owners of the parent	1,071.8	628.0	527.3
– Non-controlling interests	49.4	21.2	9.1
Total comprehensive income for the year	1,121.2	649.2	536.4
Discontinued operations
Condensed Statement of Income Captions [Line Items]
Equity investments from continuing operations at FVOCI – Net change in fair value	$ 7.8	$ 39.4	$ (34.2)